                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM INVESTMENT COMPANY
                                                  ----------------------

Address of principal executive offices: NRM INVESTMENT COMPANY, ROSEMONT
                                        --------------------------------
BUSINESS CAMPUS, SUITE 112, BUILDING 3 - 919 CONESTOGA ROAD,
 -----------------------------------------------------------
ROSEMONT, PENNSYLVANIA 19010
----------------------------

Name and address of agent for service: JOHN H. MCCOY, PRESIDENT, NRM INVESTMENT
                                       ----------------------------------------
- COMPANY, ROSEMONT BUSINESS CAMPUS, SUITE 112, BUILDING 3 -
-------------------------------------------------------------

919 CONESTOGA ROAD, ROSEMONT, PENNSYLVANIA 19010
------------------------------------------------

Registrant's Telephone Number:   (610) 527-7009

Date of fiscal year end:  AUGUST 31
                          ---------

Date of Reporting Period: SEMI-ANNUAL PERIOD ENDING FEBRUARY 28, 2007.
                          ---------------------------------------------

ITEM 1 - REPORTS TO STOCKHOLDERS
--------------------------------

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEMS 2 - 5
-----------

The within N-CSR is a semi-annual report and accordingly the information required by these items are not required at this time.

ITEM 6 - SCHEDULE OF INVESTMENTS
--------------------------------

The information is included as part of the report to shareholders filed under
Item 1 of this report and attached hereto.

ITEMS 7, 8  - PROXY VOTING POLICIES AND PURCHASES OF EQUITY SECURITIES:
-----------------------------------------------------------------------

The information requested is not applicable to this open-end company.

ITEM 9 - SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS
-----------------------------------------------------------

                     CHANGE IN FUNDAMENTAL INVESTMENT POLICY

         The Company, during the past year changed its investment policy and strategy from investing primarily in municipal bonds that assure federal tax free distributions to its shareholders to investing in such municipals for a minimum percentage of just over one-half of the portfolio, and investing the balance of the portfolio in other securities. This balance of the portfolio can be defined as taxable or tax free bonds, equities or derivatives such that the will produce high levels of income. Currently the major part of the non-municipal portfolio is in preferred equities that qualify for dividends at the maximum 15% Federal Income Tax Rate. The Board recommends to the shareholders that the Company ratify this change. For the long term the Company will no longer be limited in investment choice for any part of its portfolio except as provided in the Investment Company Act, the Internal Revenue Code, or other controlling legislation, rule or decision. In making investment choices the Board and the Adviser is reminded of the secondary objective of preserving capital.


         Resolution carried.


ITEM - 10 CONTROLS AND PROCEDURES
---------------------------------

The Fund operates through its five-member board of directors sitting as an executive committee of the whole; the board members receive only nominal director's fees. The Fund has no employees other than its officers none of whom receives compensation in such role. (The Assistant Secretary to the Fund is its counsel who receives compensation only for legal work, not in his role as a Fund officer.) The Fund engages independent contractors to provide investment, financial and custodial services. The Fund's principal executive and financial officer is its major shareholder and one of the five directors. In his view the following controls and procedures are effective to comply with the Regulations under the Investment Company Act.

PORTFOLIO PROCEDURES

1. The Investment Advisor has discretion in investing the Fund's portfolio but only within the guidelines established by the Board of Directors, and those authorized to execute investment transactions act only on direction by the Board or Advisor.

2. Any significant inflows or outflows of cash will be brought to the President's attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

INVESTMENT CUSTODY AND SHAREHOLDER SERVICES

1. All transactions with shareholders and the custody of the Fund's Securities is performed by an independent corporate custodian. Any changes to these functions must be authorized by the Board of Directors.

ACCOUNTING AND REPORTING

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund's cash and transfer of the Fund's assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board's attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:            /S/ JOHN H. MCCOY
         --------------------------------------------
         John H. McCoy, President and Treasurer

Date:             4/30/07


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /S/ JOHN H. MCCOY
         --------------------------------------------
         John H. McCoy, President and Treasurer

Date:             4/30/07


By:               /S/ EDWARD FACKENTHAL
         -------------------------------------------------
         Edward Fackenthal, Counsel and Assistant Secretary

Date:             4/30/07

                             NRM INVESTMENT COMPANY

                        SEMI-ANNUAL FINANCIAL STATEMENTS


                                FEBRUARY 28, 2007

TABLE OF CONTENTS
                                                            PAGE NO.

FINANCIAL STATEMENTS:







     Statement of Assets and Liabilities                       1

     Schedule of Investments                                 2-4

     Statement of Operations                                   5

     Statements of Changes in Net Assets                       6

     Financial Highlights                                      7

     Notes to Financial Statements                          8-11

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



                                                                               UNAUDITED
                                                                             FEBRUARY 28,
                                                                                 2007
                                                                              -----------
ASSETS
     Investments at fair value (cost $13,762,564)                             $14,120,427
     Cash                                                                           7,425
     Receivable from sale of securities                                           532,275
     Interest and dividends receivable                                            153,578
     Prepaid expenses                                                               4,089
                                                                              -----------

         TOTAL ASSETS                                                          14,817,794
                                                                              -----------

LIABILITIES

      Dividends payable                                                           165,967
      Securities purchases payable                                                252,000
     Accrued expenses and other liabilities                                       174,035
                                                                              -----------

         TOTAL LIABILITIES                                                        592,002
                                                                              -----------

         NET ASSETS, APPLICABLE TO 3,608,403 OUTSTANDING SHARES
              EQUIVALENT TO $3.94 A SHARE                                     $14,225,792
                                                                              ===========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

  FEBRUARY 28, 2007
SCHEDULE OF INVESTMENTS


                          FEBRUARY 28, 2007 - UNAUDITED
--------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT           FAIR
                          MUNICIPAL BONDS - 53.4%                                  OR SHARES         VALUE
----------------------------------------------------------------------------     ------------     ------------
GENERAL OBLIGATION BONDS - 14.7%
     Philadelphia, Pennsylvania School District, 5.00%, due 4/1/10                   200,000        $ 208,128
     Bucks County, Pennsylvania, 5.00, due 6/15/11, callable 6/15/09 at 100          100,000          103,030
     Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100
         (AMBAC)                                                                     250,000          264,940
     Pennsylvania State, First Series, 5%, due 7/1/13                                300,000          322,140
     Berks County Pennsylvania, 5.00%, due 11/15/14, callable 11/15/08 at
         100 (AMBAC)                                                                 100,000          102,210
     Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15,
         callable 8/1/12 at 100 (FGIC)                                               300,000          328,971
     Wilson  Pennsylvania School District, 5.375%, due 5/15/16, callable
         5/15/12 (FSA)                                                               425,000          460,428
     Pittsburgh, Pennsylvania, 5.50%, due 9/1/17,  at 100 (FSA)                      250,000          286,950
                                                                                                    ---------

         TOTAL GENERAL OBLIGATION BONDS                                                             2,076,797
                                                                                                    ---------

HOUSING FINANCE AGENCY BONDS -1.0%
     Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue
         Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103                       20,094           20,363
     California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14,
         callable 2/1/99 at 100                                                       40,000           41,237
     Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%,
         due 1/1/17, callable 1/1/07 at 101.50                                        70,000           71,444
     Utah State Housing Finance Agency, Single-Family Mortgage, 6.30%, due
         1/1/18                                                                        5,000            5,012
                                                                                                    ---------

         TOTAL HOUSING FINANCE AGENCY BONDS                                                           138,056
                                                                                                    ---------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        2

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

  FEBRUARY 28, 2007
SCHEDULE OF INVESTMENTS (CONTINUED)


                          FEBRUARY 28, 2007 - UNAUDITED
--------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT           FAIR
                    MUNICIPAL BONDS - 53.4% (CONTINUED)                            OR SHARES         VALUE
----------------------------------------------------------------------------     ------------     ------------
OTHER REVENUE BONDS -37.7%

     Parkland Pennsylvania School District, 5.00%, due 9/1/07 (FGIC)                170,000        $190,451
     Grand Rapids, Michigan Downtown Development Authority, 6.60%, due
         6/1/08, callable 6/1/06 at 100                                             365,000         365,339
     Montgomery County Pennsylvania Industrial Development Authority,
         5.00%, due 11/1/10                                                         500,000         523,055
     Allegheny County Pennsylvania Industrial Development Authority, 5.00%,
         due 11/1/11 (MBIA)                                                         100,000         105,515
     Pennsylvania State Higher Educational Facilities Authority, 5.25%, due
         1/1/12, callable 7/1/08 at 100 (MBIA)                                      175,000         178,596
     Philadelphia Pennsylvania Gas Works, 18th Series, 5.00%, due 8/1/11
         (CIFG)                                                                     300,000         314,964
     Pennsylvania State Higher Educational Facilities Authority, 5.375%,
         due 7/1/12, callable 7/1/09 at 100 (AMBAC)                                 100,000         103,915

     Pennsylvania Infrastructure Investment Authority, 5.00%, due 9/1/12            500,000         533,300
     Jackson Mississippi Redevelopment Authority, Jackson Street Area
         Project, 5.70%, due 4/1/13, callable 10/1/05 at 100 (MBIA)                 100,000         100,135
     Harrisburg Pennsylvania Recovery Facilities, 5.00%, due 9/1/13,
         callable 9/1/08 at 101 (FSA)                                               100,000         102,989
     Philadelphia Pennsylvania Wastewater, 5.25%, due 11/1/14, callable
         11/1/12 at 100 (FGIC)                                                      250,000         270,395
     Philadelphia Pennsylvania Wastewater, 5.00%, due 7/1/14                        250,000         271,000
     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable
         12/1/08 at 101 (AMBAC)                                                     230,000         237,995
     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable
         12/1/08 at 101 (AMBAC)                                                     200,000         206,865
     Allegheny County PA Higher Educational Building Authority, 5.50%, due
         6/15/16, callable 6/15/12 at 100 (AMBAC)                                   150,000         169,874
     Pennsylvania State Higher Educational Facilities Authority, 5.00%, due
         6/15/16, callable 6/15/12 at 100 (AMBAC)                                   100,000         105,929
     Philadelphia Pennsylvania Gas Works, Forth Series,  5.25%, due 8/1/16,
         callable 8/1/13                                                            250,000         270,430
     Philadelphia Pennsylvania Industrial Development Lease Revenue, 5.40%,
         due 2/15/17, callable 2/15/07 at 102 (MBIA)
                                                                                    100,000         102,129
     Delaware River Port Authority PA & NJ, 5.75% due 1/1/18, callable
         1/1/10 at 100 (FSA)                                                        100,000         105,715

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        3

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

  FEBRUARY 28, 2007
SCHEDULE OF INVESTMENTS (CONTINUED)


                                FEBRUARY 28, 2007
-------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT               FAIR
                    MUNICIPAL BONDS - 53.4% (CONTINUED)                            OR SHARES             VALUE
----------------------------------------------------------------------------       -------------      -------------
OTHER REVENUE BONDS - 37.7%
     Chester County Pennsylvania Health and Educational Authority
         (Devereux), 5.00, due 11/1/18                                                 405,000        $   431,961

     Michigan Municipal Bond Authority, LOC Government Loans, 6.125%, due
         12/1/18, callable 12/1/04 at 102, callable 12/1/06 at 100 (FGIC)              100,000            100,116
     Kennett Pennsylvania Consolidated School District, 5.25%, due 2/15/19,
         callable 2/15/13 (FGIC)                                                       500,000            538,795
                                                                                                      -----------


         TOTAL OTHER REVENUE BONDS                                                                      5,329,463
                                                                                                      -----------

         TOTAL MUNICIPAL BONDS (COST $7,495,858)                                                        7,544,316
                                                                                                      -----------

PREFERRED STOCKS -45.0%
       ABN Amro Capital Trust VI, 6.25%                                                 20,000            508,400
       Aegon NV , 6.50%                                                                 15,000            381,750
       Aegon NV, 6.75%                                                                  10,000            260,100
       Barclays Bank, PLC ADR                                                           20,000            522,400
       CIT Group, Inc., 6.35%                                                           15,000            393,900
       Federal Home Loan Mortgage Corporation, 6.42%                                     5,000            273,250
       Goldman Sachs Group, Inc. 1/1000 B                                               15,000            391,500
       HSBC USA, Inc., 1/40 Series H                                                    20,000            541,000
       ING Groep NV, 7.05%                                                              10,000            251,400
       ING Groep NV, Perpetual Debt Security                                            16,000            401,280
       Lehman Brothers Holdings, Inc. C Dep. 1/10                                       10,000            508,500
       Metlife, Inc., 6.50%                                                             17,500            464,275
       Prudential PLC, 6.50%                                                            12,500            322,375
       Royal Bank of Scotland Group PLC ADR Series Q                                    20,000            527,200
       Royal Bank of Scotland Group PLC ADR Series R, 6.125%                            10,000            252,000
       Santander Financial SA, 6.41%                                                    14,000            351,120
                                                                                                      -----------

         TOTAL PREFERRED STOCKS (COST $6,041,045)                                                       6,350,450
                                                                                                      -----------

SHORT-TERM INVESTMENTS - AT COST APPROXIMATING FAIR VALUE - 1.6%, FEDERATED
     PENNSYLVANIA  MUNICIPAL CASH TRUST #8 -(COST $225,661)                            225,661            225,661
                                                                                                      -----------

         TOTAL INVESTMENTS - 100% (COST $13,762,564)                                                  $14,120,427
                                                                                                      ===========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        4

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

    February 28, 2007
STATEMENT OF OPERATIONS



                                                                    UNAUDITED
                                                                    SIX-MONTH
                                                                   PERIOD ENDED
                                                                   FEBRUARY 28,
                                                                       2007
                                                                   ------------

INVESTMENT INCOME                                                    $356,471
                                                                     --------

EXPENSES
     Investment advisory fees                                          21,785
     Custodian fees                                                     9,750
     Transfer and dividend disbursing agent fees                        1,150
     Legal and professional fees                                       42,006
     Directors' fees                                                    3,733
     Insurance                                                            325
     Capital stock tax                                                  2,300
     Provision for environmental claims                                10,231
     Miscellaneous                                                      2,100
                                                                     --------

         TOTAL EXPENSES                                                93,380
                                                                     --------

         NET INVESTMENT INCOME                                        263,091
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain from investment transactions                     5,971
     Net unrealized appreciation of investments                       101,517
                                                                     --------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              107,448
                                                                     --------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $370,579
                                                                     ========







SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        5

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

    February 28, 2007

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               PERIOD/ YEAR ENDED
                                                                    ----------------------------------
                                                                       UNAUDITED
                                                                      FEBRUARY 28,         AUGUST 31,
                                                                          2007                2006
                                                                     ------------         ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                           $    263,091         $    399,194
     Net realized gain (loss) from investment transactions                  5,971              141,159
     Net unrealized appreciation of investments                           101,517               72,712
                                                                     ------------         ------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             370,579              613,065

DISTRIBUTIONS TO SHAREHOLDERS                                            (353,603)            (477,046)

CAPITAL SHARE TRANSACTIONS                                                     44           (1,324,319)
                                                                     ------------         ------------

         TOTAL INCREASE (DECREASE) IN NET ASSETS                           17,020           (1,188,300)

NET ASSETS - BEGINNING OF YEAR                                         14,208,772           15,397,072
                                                                     ------------         ------------

NET ASSETS - END OF PERIOD/YEAR                                      $ 14,225,792         $ 14,208,772
                                                                     ============         ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        6

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

    February 28, 2007
   FINANCIAL HIGHLIGHTS


                                                       UNAUDITED                    YEARS ENDED AUGUST 31,
                                                      FEBRUARY 28,      --------------------------------------------------------
                                                         2007             2006        2005        2004        2003        2002
                                                        ------           ------      ------      ------      ------      -------
 PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT
 THE INDICATED PERIOD/YEAR)
 Net asset value, beginning of year                     $3.938           $3.900      $3.931      $3.834      $3.842      $ 3.837


 Net investment income                                    .073             .110        .070        .119         .146        .163

 Net realized and unrealized gain (loss) on
   investments                                            .029             .059        .097        .096         .006        .006
------------------------------------------------------------------------------------------------------------------------------------

 TOTAL FROM INVESTMENT OPERATIONS                         .102             .169        .167        .215         .152        .169
------------------------------------------------------------------------------------------------------------------------------------

Less distributions:
 Dividends from capital gains
                                                         (.018)           (.021)      (.130)      (.009)          --          --
 Dividends from net tax-exempt income                    (.041)           (.086)      (.061)      (.103)       (.146)      (.163)
 Dividends from net taxable income                       (.039)           (.024)      (.007)      (.006)          --          --
 Distribution in excess of net investment
  income                                                    --               --          --          --        (.014)      (.001)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      (.098)           (.131)      (.198)      (.118)       (.160)      (.164)
------------------------------------------------------------------------------------------------------------------------------------

        NET ASSET VALUE, END OF PERIOD/YEAR             $3.942           $3.938      $3.900      $3.931       $3.834      $3.842
====================================================================================================================================
TOTAL RETURN                                             2.99%            4.40%       3.76%       5.59%        3.96%       4.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                 $14,226          $ 14,209     $15,397     $15,579     $15,198      $15,285

Ratio of expenses to average net assets                   .65%            1.05%        1.23%       .67%        1.07%       1.43%


Ratio of net investment income to average
  net assets                                             1.84%            2.77%        1.75%      3.04%        3.78%        4.24%
Portfolio turnover rate                                  1.78%           88.85%       56.38%     47.45%       37.90%       16.82%



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        7

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

              NATURE OF BUSINESS

                  NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

              VALUATION OF INVESTMENTS

                  Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the period, are valued based on prices furnished by a pricing service. This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates. Securities for which market quotations are not readily available are valued by the Investment Advisor under the supervision and responsibility of the Fund's Board of Directors. Investments in securities that are traded on a national securities exchange are valued at the closing prices. Short-term investments are valued at amortized cost, which approximates fair value.

              INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

                  Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes. Interest income is recorded on the accrual basis for both financial and income tax reporting. In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Discounts are accreted over the life of the security.

              TRANSACTIONS WITH SHAREHOLDERS

                  Fund shares are sold and redeemed at the net asset value. Transactions of these shares are recorded on the trade date. Dividends and distributions are recorded by the Fund on the ex-dividend date.

              FEDERAL INCOME TAXES

                  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.

              ESTIMATES

                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007


NOTE 2 - INVESTMENT ADVISOR AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

              The Fund has an investment advisory agreement which provides that the Fund will pay to the investment advisor, as compensation for services provided and expenses assumed, a fee. The annual flat rate was $10,000 through December 31, 2005 and subsequently thereto was increased to an annual rate of. .30% of the fund's net asset value . The chief executive officer of the investment advisor is on the Board of Directors of the Fund. Furthermore, the Fund's preisent and chairman of the Board owns 78.1% of the Fund's outstanding sghres as of February 28, 2007


NOTE  3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

              Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $252,000 and $550,564 respectively, during the period ended February 28, 2007.

              At February 28, 2007, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $357,863 (aggregate gross unrealized appreciation of $381,052,less aggregate unrealized depreciation of $23,189).



NOTE  4 - DIVIDENDS PAYABLE

              On December 20, 2006 the Board of Directors declared a quarterly dividend of $.046 per share to shareholders of record as of February 23, 2007, payable March 1, 2007

NOTE  5 - ENVIRONMENTAL LIABILITY AND SUBSEQUENT EVENTS.

              The Fund has been identified as a potentially responsible party ("PRP") by the United States Environmental Protection Agency ("EPA") in remedial activities related to an environmental matter.

              The claim arising from the EPA activities and directions is divided into two parts: the first relates to groundwater contamination (OU-1), and the second relates to drummed waste and soil cleanup (OU-2). In addition, there are past costs incurred by the EPA which are included in OU-2.

              The Fund has joined a group (OU-1 Group) of defendants to share the costs of the OU-1 matter and has declined to join a group (OU-2 Group) to share the costs of the OU-2 matter as the Fund believed its linkage to the drummed waste and soil cleanup portion of OU-2 to be weak.

              EPA notified selected PRP's to undertake the cleanup pursuant to an EPA decision specifying remedies for OU-1 and OU-2. Five such PRP participants commenced suit against other PRP's, including the Fund, seeking contribution from defendants for what plaintiffs contend to be costs incurred in excess of their fair share of a common liability.


--------------------------------------------------------------------------------
                                       9

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007



NOTE 5 - ENVIRONMENTAL LIABILITY AND SUBSEQUENT EVENTS (CONTINUED)

              The Fund has accrued $150,000 at February 28, 2007 as its estimate of the remaining commitment to the OU-1 Group. The Fund's share of the costs is subject to reallocation after all available evidence is analyzed.

              In April, 2007 Counsel for the Fund advises that, with minor exceptions, lengthy discovery proceedings have been concluded, the developed facts have been analyzed, and that the Fund has begun settlement negotiations. After considering the facts and plaintiffs' contentions, Counsel believes that a payment by the Fund either by settlement or by recovery following further litigation is probable and that, in addition to the OU-1 costs the Fund has already incurred, there will be additional claims estimated to be between $750,000 and $1,500,000 and that $1,000,000 is the present best estimate of the Fund's liability. This amount will be charged to the Fund in April, 2007.

NOTE 6 - TRANSACTIONS IN CAPITAL STOCK AND COMPONENTS OF NET ASSETS

              Transactions in fund shares were as follows:

                                                                   PERIOD/YEAR ENDED
                                        ----------------------------------------------------------------------
                                                FEBRUARY 28, 2007                     AUGUST 31, 2006
                                        -----------------------------         --------------------------------
                                           SHARES            AMOUNT             SHARES               AMOUNT
                                        -----------        -----------        -----------         -----------
Shares issued in reinvestment of
     dividends                                   11        $        44                 11         $        45

Shares redeemed                                 -0-                -0-           (340,065)         (1,324,364)
                                        -----------        -----------        -----------         -----------

         NET INCREASE (DECREASE)                 11        $        44           (340,054)        $(1,324,319)
                                        ===========        ===========        ===========         ===========

              The components of net assets at February 28, 2007 and August 31, 2006 are as follows:

                                                                               FEBRUARY 28,          AUGUST 31,
                                                                                   2007                 2006
                                                                              ------------         ------------
          Capital shares, par value $.01 per share, 3,608,403 shares and 3,608,392 shares issued and outstanding at February
               28, 2007 and August 31, 2006 (10,000,000 full and
               fractional shares
               authorized); and capital paid-in                               $ 13,999,552         $ 13,999,508
          Accumulated net realized gains on investment
               transactions                                                          5,971                 --
          Unrealized appreciation of investments                                   357,863              256,345
          Undistributed net investment income                                       15,571              106,084
          Overdistributed net investment income*                                  (153,165)            (153,165)
                                                                              ------------         ------------

                 NET ASSETS                                                   $ 14,225,792         $ 14,208,772
                                                                              ============         ============

--------------------------------------------------------------------------------
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

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007


NOTE 6 - TRANSACTIONS IN CAPITAL STOCK AND COMPONENTS OF NET ASSETS  (CONTINUED)


          * For federal income tax purposes, there is no undistributed net investment income. The book/tax difference arises from amounts reserved for environmental litigation desributed in Note 5 and not deducted fior federal income tax purposes.




NOTE 7 - DISTRIBUTION TO SHAREHOLDERS

         The tax character of distributions paid during the period ended February 28, 2007 and the year ended August 31, 2006 was as follows:

                                                  2/28/07         8/31/06
                                                  --------        --------
          Distributions paid from:
             Tax-exempt interest dividends        $145,813        $316,754
             Taxable qualified dividends           141,444          67,700
             Taxable ordinary dividends                  0          17,779
             Long-term capital gains                66,346          74,813
                                                  --------        --------
                                                  $353,306        $477,046
                                                  ========        ========


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